EMPLOYEE BENEFITS OBLIGATIONS - Employee Benefit Obligation (Details) - CAD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ 212.8	$ 212.6
Funded
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	119.1	120.7
Present value of defined benefit obligation | Funded
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	649.2	664.4	$ 612.0
Present value of defined benefit obligation | Unfunded
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	93.7	91.9	85.8
Plan assets | Funded
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ (530.1)	$ (543.7)	$ (497.2)